JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES - 98.4%
Alternative Assets - 1.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	2,935	41,733

Fixed Income - 10.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	22,805	271,151
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,057	34,326
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,196	17,198
JPMorgan High Yield Fund Class R6 Shares (a)	7,818	56,213
JPMorgan Income Fund Class R6 Shares (a)	1,832	17,382

Total Fixed Income		396,270

International Equity - 22.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,733	117,593
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,131	89,384
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,723	109,098
JPMorgan International Equity Fund Class R6 Shares (a)	7,782	157,907
JPMorgan International Focus Fund Class R6 Shares (a)	4,191	111,656
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	14,986	294,471

Total International Equity		880,109

U.S. Equity - 64.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,927	127,487
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,798	426,075
JPMorgan Large Cap Value Fund Class R6 Shares (a)	21,089	411,229
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	17,886	221,434
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,274	68,184
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	257	19,101
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,016	99,556
JPMorgan U.S. Equity Fund Class R6 Shares (a)	27,266	548,593
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,961	198,451
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,319	248,197
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,435	139,265

Total U.S. Equity		2,507,572

TOTAL INVESTMENT COMPANIES (Cost $2,510,281)		3,825,684

SHORT-TERM INVESTMENTS - 1.6%
INVESTMENT COMPANIES - 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a)(b) (Cost $63,253)	63,253	63,253

Total Investments - 100.0% (Cost $2,573,534)		3,888,937
Other Assets Less Liabilities - 0.0% (c)		1,935

Net Assets - 100.0%		3,890,872

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$3,888,937	$–	$–	$3,888,937

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$244,531	$41,123	$3,768	$(125)	$(10,610)	$271,151	22,805	$4,429	$4,084
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,127	1,254	—	—	(1,055)	34,326	4,057	692	562
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,685	4,214	—	—	299	17,198	2,196	393	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	86,521	221	—	—	30,851	117,593	2,733	221	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	64,972	1,276	—	—	23,136	89,384	4,131	1,276	—
JPMorgan Equity Income Fund Class R6 Shares (a)	81,907	17,974	—	—	27,606	127,487	5,927	1,666	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	82,873	1,440	—	—	24,785	109,098	3,723	1,440	—
JPMorgan High Yield Fund Class R6 Shares (a)	56,620	2,122	7,536	(50)	5,057	56,213	7,818	2,122	—
JPMorgan Income Fund Class R6 Shares (a)	14,393	2,234	—	—	755	17,382	1,832	549	20
JPMorgan International Equity Fund Class R6 Shares (a)	118,179	11,328	—	—	28,400	157,907	7,782	1,878	—
JPMorgan International Focus Fund Class R6 Shares (a)	87,895	1,166	—	—	22,595	111,656	4,191	1,166	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	224,042	22,126	—	—	48,303	294,471	14,986	5,127	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	382,989	20,754	66,534	18,570	70,296	426,075	6,798	511	20,243
JPMorgan Large Cap Value Fund Class R6 Shares (a)	237,668	28,925	—	—	144,636	411,229	21,089	2,714	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	145,035	8,438	—	—	67,961	221,434	17,886	2,213	6,226
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	50,686	6,365	—	—	11,133	68,184	1,274	92	6,273
JPMorgan Realty Income Fund Class R6 Shares (a)	—	38,517	—	—	3,216	41,733	2,935	231	718
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	13,476	496	—	—	5,129	19,101	257	88	407
JPMorgan Small Cap Value Fund Class R6 Shares (a)	59,627	545	—	—	39,384	99,556	3,016	545	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	420,147	32,049	3,328	431	99,294	548,593	27,266	3,710	28,337
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	158,097	17,380	3,223	601	25,596	198,451	2,961	2,356	15,025
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a)(b)	49,643	168,525	154,915	—	—	63,253	63,253	20	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	185,993	12,099	—	—	50,105	248,197	7,319	2,492	5,776
JPMorgan Value Advantage Fund Class R6 Shares (a)	80,959	23,456	—	—	34,850	139,265	3,435	2,184	1,697

Total	$2,893,065	$464,027	$239,304	$19,427	$751,722	$3,888,937		$38,115	$89,368

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.